Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
10.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consists of the following:

	March 31,	March 31,
	2019	2018

Prepaid expenses	$35,286	$9,557
Deposits	29,138	842
Prepaid inventory	21,267	8,774
Restricted short-term investments	21,432	664

Total prepaid expenses and other current assets	$107,123	$19,837